Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,420,000
Proposed Maximum Offering Price per Unit	21.06
Maximum Aggregate Offering Price	$ 29,905,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,129.91
Offering Note	Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended (the "Securities Act"), solely for purposes of calculating the registration fee, based on the average of the high and low sales prices of the common stock, par value $0.01 per share ("Common Stock"), of AMN Healthcare Services, Inc. as reported on the New York Stock Exchange on April 29, 2026. Represents shares of Common Stock issuable in respect of awards granted under the AMN Healthcare 2025 Equity Plan (as amended from time to time, the "Plan"), which includes shares of Common Stock that may again become available for delivery with respect to awards under the Plan pursuant to the share counting, share recycling and other terms and conditions of the Plan. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement on Form S-8 shall also cover such indeterminate number of additional shares of Common Stock as may become issuable under the Plan as a result of stock splits, stock dividends, recapitalizations or similar transactions pursuant to the adjustment or antidilution provisions thereof.